Commitments and Contingencies (Details) - Therapeutics Acquisition Corp. - USD ($) $ / shares in Units, $ in Millions	3 Months Ended	9 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments and Contingencies
Underwriting option period		45 days
Shares issued underwriters		1,770,000
Issue price per share		$ 10.00
Underwriting discount per share		$ 0.20
Underwriting discount		$ 2.7
Additional fee per share		$ 0.35
Additional fee		$ 4.8
Over-allotment | Class A common shares
Commitments and Contingencies
Underwriting option period	45 days
Shares issued underwriters	1,770,000
Issue price per share	$ 10.00
Underwriting discount per share	$ 0.20
Underwriting discount	$ 2.7
Additional fee per share	$ 0.35
Additional fee	$ 4.8